Trade and other payables (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables.
Due to related parties	¥ 119,434	¥ 442,007
Due to third parties	127,125	311,610
Trade payables (i)	246,559	753,617
Redemption liability (ii, iii)	232,951	243,937
Accrued expenses	436,846	516,240
Security deposits	136,813	160,814
Lease liabilities (Note 18(a))	51,224	91,583
Amounts payable for purchase of shares held for share incentive scheme (Note 27)		88,280
Income and other tax payables	45,057	51,913
Amounts due to related parties	744,604	644,900
Others	115,517	112,822
Total trade and other payables	2,009,571	2,664,106
Lease liabilities	(28,283)	(44,553)
Amounts payable for purchase of shares held for share incentive scheme (Note 27)		(88,280)
Total trade and other non-current payables	(28,283)	(132,833)
Trade and other payables	¥ 1,981,288	¥ 2,531,273
Aging Of Trade Payables	1 year	1 year